AXONIC STRATEGIC INCOME FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
July 31, 2024 (Unaudited)

Description	Shares	Value
COMMON STOCKS (0.01%)
United States (0.01%)
Financials (0.01%)
Redwood Trust, Inc. REIT	44,220	$321,479
TOTAL COMMON STOCKS
(Cost $521,155)		321,479

	Rate	Shares	Value
PREFERRED STOCKS (0.71%)
United States (0.71%)
Financials (0.71%)
ACRES Commercial Realty Corp., Series D(a)	7.88%	200,000	4,780,000
Arbor Realty Trust, Series F	6.25%	160,148	3,046,015
Granite Point Mortgage Trust, Inc., Series A(a)(b)	1D US SOFR + 5.83%	176,802	2,984,418
Rithm Capital Corp., Series D(a)(b)	7.00%	166,420	3,897,557
New York Mortgage Trust, Inc., Series F(a)(b)	6.88%	86,218	1,807,129
TPG RE Finance Trust, Inc., Series C(a)	6.25%	120,705	2,230,628
TOTAL PREFERRED STOCKS
(Cost $22,727,975)			18,745,747

	Rate	Maturity Date	Principal Amount	Value
ASSET-BACKED SECURITIES (19.99%)
Bermuda (0.07%)
Start II, Ltd., Series 2019-1, Class B(c)	5.10%	03/15/26	$1,913,156	$1,755,894
Cayman Islands (2.26%)
Falcon Aerospace, Ltd., Series 2019-1, Class B(c)	4.79%	09/15/26	3,389,332	2,805,689
GAIA Aviation, Ltd., Series 2019-1, Class B(c)(d)	5.19%	12/15/26	13,426,043	12,104,920
Horizon Aircraft Finance II, Ltd., Series 2019-1, Class A(c)	3.72%	07/15/26	1,336,008	1,238,079
Horizon Aircraft Finance III, Ltd., Series 2019-2, Class A(c)	3.43%	11/15/26	4,645,356	4,077,694
JOL Air, Ltd., Series 2019-1, Class B(c)	4.95%	04/15/26	12,563,995	11,410,620
KDAC Aviation Finance, Ltd., Series 2017-1A, Class A(c)	4.21%	12/15/24	4,191,866	3,939,516
Pioneer Aircraft Finance, Ltd., Series 2019-1, Class A(c)	3.97%	06/15/26	12,392,706	11,706,150
Pioneer Aircraft Finance, Ltd., Series 2019-1, Class B(c)	4.95%	06/15/26	1,656,250	1,287,569
Project Silver, Series 2019-1, Class A(c)	3.97%	07/15/26	165,927	152,105
Shenton Aircraft Investment I, Ltd., Series 2015-1A, Class A(c)	4.75%	11/15/27	4,657,870	4,395,167
Thunderbolt III Aircraft Lease, Ltd., Series 2019-1, Class B(c)	4.75%	11/15/26	10,868,487	7,190,591
Ireland (0.25%)
Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class C(c)	5.68%	09/15/28	7,330,524	6,662,714
United States (17.41%)
Achieve Personal Loan Master Pass-Through Trust Series 2023-PT1, Series 2023-1, Class PT(b)(c)	21.10%	09/15/53	7,728,693	7,321,391
Achieve Personal Loan Master Pass-Through Trust Series 2023-PT2, Series 2023-2, Class PT(b)(c)	20.75%	10/15/53	1,153,843	1,115,651
ACHM Trust, Series 2023-HE2, Class A(b)(c)	7.50%	10/25/38	7,266,453	7,522,000
ACM Auto Trust 2024-1, Series 2024-1A, Class A(c)	7.71%	01/21/31	2,854,888	2,862,596
Affirm Asset Securitization Trust, Series 2024-X1, Class C(c)	6.57%	05/15/29	1,750,000	1,765,575
Affirm Asset Securitization Trust, Series 2024-X1, Class D(c)	7.29%	05/15/29	1,500,000	1,511,850

	Rate	Maturity Date	Principal Amount	Value
Arivo Acceptance Auto Loan Receivables Trust 2021-1, Series 2021-1A, Class A(c)	1.19%	01/15/27	$63,097	$62,952
Avant Credit Card Master Trust, Series 2021-1A, Class D(c)	4.28%	10/15/24	3,500,000	3,443,650
Business Jet Securities 2024-1 LLC, Series 2024-1A, Class C(c)	9.13%	05/15/30	1,858,799	1,884,265
Business Jet Securities 2024-1 LLC, Series 2024-1A, Class B(c)	6.92%	05/15/30	9,944,362	10,179,049
Castlelake Aircraft Securitization Trust, Series 2018-1, Class B(c)	5.30%	06/15/25	4,334,216	3,442,667
Castlelake Aircraft Structured Trust, Series 2017-1R, Class C(c)	6.50%	08/15/25	14,941,434	9,668,602
Castlelake Aircraft Structured Trust, Series 2019-1A, Class A(c)	3.97%	04/15/26	10,509,394	9,597,179
Castlelake Aircraft Structured Trust, Series 2019-1A, Class B(c)	5.10%	04/15/26	2,422,091	1,671,727
Castlelake Aircraft Structured Trust, Series 2021-1A, Class B(c)	6.66%	07/15/27	799,105	735,337
Castlelake Aircraft Structured Trust, Series 2021-1A, Class C(c)	7.00%	10/15/26	11,206,193	9,688,875
ClickLease Equipment Receivables, Series 2024-1, Class C(c)	8.40%	02/15/27	9,560,000	9,600,152
Cologix Data Centers US Issuer LLC, Series 2021-1A, Class C(c)	5.99%	12/28/26	3,700,000	3,356,270
FAT Brands Fazoli's Native I LLC, Series 2021-1, Class B2(c)	8.00%	01/25/25	1,960,000	1,625,624
FAT Brands GFG Royalty I LLC, Series 2022-1A, Class A2(c)	7.00%	07/25/26	2,450,000	2,295,895
FAT Brands GFG Royalty I LLC, Series 2021-1A, Class A2(c)(d)	7.00%	07/25/51	24,061,940	22,298,200
FAT Brands GFG Royalty I LLC, Series 2021-1A, Class B2(c)(d)	8.00%	07/25/51	8,991,500	7,696,724
FAT Brands Royalty LLC, Series 2021-1A, Class A2(c)	5.75%	07/25/26	3,920,000	3,347,680
FAT Brands Twin Peaks I LLC, Series 2021-1A, Class A2(c)	8.00%	01/25/25	13,735,680	13,533,765
FAT Brands Twin Peaks I LLC, Series 2021-1A, Class B2(c)	10.00%	01/25/25	2,940,000	2,846,508
First Investors Auto Owner Trust, Series 2021-1A, Class F(c)	5.37%	02/15/25	1,270,000	1,237,107
Flexential Issuer 2021-1, Series 2021-1A, Class B(c)	3.72%	11/25/26	7,934,000	7,249,296
Flexential Issuer 2021-1, Series 2021-1A, Class C(c)	6.93%	11/25/26	8,000,000	7,447,200
FREED ABS Trust, Series 2022-1FP, Class D(c)	3.35%	03/19/29	4,000,000	3,909,200
FREED ABS Trust, Series 2022-4FP, Class D(c)	7.40%	12/18/29	8,342,000	8,400,394
Hertz Vehicle Financing III LP, Series 2021-2A, Class D(c)	4.34%	12/25/26	5,000,000	4,568,500
Home Equity Asset Trust, Series 2007-3, Class 2A4(b)	1M CME TERM SOFR + 0.73%	08/25/37	495,306	494,760
Horizon Aircraft Finance I, Ltd., Series 2018-1, Class A(c)	4.46%	12/15/25	4,248,421	3,906,423
JPMorgan Chase Bank NA - CACLN, Series 2021-1, Class R(c)	28.35%	04/25/25	2,408,426	2,707,070
JPMorgan Chase Bank NA - Chase Auto Credit Linked Notes, Series 2021-2, Class G(c)	8.48%	07/25/25	2,350,000	2,326,970
Lendingpoint Asset Securitization Trust, Series 2021-B, Class D(c)	6.12%	12/16/24	3,000,000	1,385,400
Lunar Aircraft, Ltd., Series 2020-1A, Class B(c)	4.34%	02/15/27	4,773,676	4,503,486
MAPS 2021-1 Trust, Series 2021-1A, Class C(c)	5.44%	06/15/28	3,407,738	3,271,429
Marlette Funding Trust 2024-1, Series 2024-1A, Class C(c)	6.34%	10/15/27	5,300,000	5,379,500
Marlette Funding Trust 2024-1, Series 2024-1A, Class D(c)	6.93%	10/15/28	3,750,000	3,806,250
ME Funding LLC, Series 2024-1A, Class A2(c)	8.10%	04/30/27	19,513,432	19,115,358
New Residential Mortgage Loan Trust, Series 2022-SFR1, Class G(c)	5.00%	02/17/27	5,000,000	4,433,174
Pagaya AI Debt Trust, Series 2022-2, Class B(c)	6.63%	01/15/30	4,999,702	5,008,202
Pagaya AI Debt Trust, Series 2022-5, Class A(c)	8.10%	06/17/30	2,612,731	2,642,516
Pagaya AI Debt Trust, Series 2023-1, Class A(c)	7.56%	07/15/30	1,307,091	1,310,751
Pagaya AI Debt Trust, Series 2023-3, Class A(c)	7.60%	12/16/30	1,897,838	1,907,707
Pagaya AI Debt Trust, Series 2023-5, Class A(c)	7.18%	04/15/31	5,229,545	5,238,958
Pagaya AI Debt Trust, Series 2023-6, Class ABC(b)(c)	7.65%	06/16/31	6,414,976	6,457,314
Pagaya AI Debt Trust, Series 2023-6, Class C(c)	8.49%	06/16/31	7,760,010	7,895,034
Pagaya AI Debt Trust, Series 2023-7, Class A(c)	7.23%	07/15/31	4,234,104	4,241,726
Pagaya AI Debt Trust, Series 2023-7, Class ABC(b)(c)	7.82%	07/15/31	8,202,044	8,315,232
Pagaya AI Debt Trust, Series 2023-7, Class C(c)	8.80%	07/15/31	4,998,137	5,116,593
Pagaya AI Debt Trust, Series 2024-1, Class ABC(b)(c)	7.19%	07/15/31	8,762,016	8,786,550
Pagaya AI Debt Trust, Series 2024-1, Class B(c)	7.11%	07/15/31	6,748,313	6,813,096
Pagaya AI Debt Trust, Series 2024-2, Class ABC(b)(c)	6.68%	08/15/31	3,803,958	3,818,413

	Rate	Maturity Date	Principal Amount	Value
Pagaya AI Debt Trust, Series 2024-2, Class C(c)	7.57%	08/15/31	$14,839,562	$14,973,118
Pagaya AI Debt Trust, Series 2024-2, Class B(c)	6.61%	08/15/31	11,994,665	12,045,043
Pagaya AI Debt Trust, Series 2024-3, Class C(c)	7.30%	03/15/26	10,500,000	10,572,450
Prosper Marketplace Issuance Trust Series 2023-1, Series 2023-1A, Class B(c)	7.48%	11/15/25	2,300,000	2,324,610
Prosper Marketplace Issuance Trust Series 2024-1, Series 2024-1A, Class C(c)	6.96%	10/15/26	9,525,000	9,602,153
Reach Abs Trust 2024-1, Series 2024-1A, Class A(c)	6.30%	12/15/25	4,214,842	4,256,148
Saluda Grade Alternative Mortgage Trust, Series 2022-SEQ2, Class A1(b)(c)	3.50%	02/25/52	7,419,093	7,213,054
Santander Consumer Auto Receivables Trust, Series 2021-AA, Class F(c)	5.79%	07/15/25	1,370,000	1,374,795
Sapphire Aviation Finance II, Ltd., Series 2020-1A, Class C(c)	6.78%	03/15/27	3,044,876	1,453,928
Stellar Jay Ireland DAC, Series 2021-1, Class A(c)	3.97%	03/15/28	3,807,200	3,549,072
Stellar Jay Ireland DAC, Series 2021-1, Class B(c)	5.93%	03/15/28	3,839,595	3,170,354
Stonepeak 2021-1 ABS, Series 2021-1A, Class AA(c)	2.30%	12/15/27	1,123,253	1,052,600
Stonepeak 2021-1 ABS, Series 2021-1A, Class C(c)	5.93%	05/15/28	12,905,758	11,426,758
TGIF Funding LLC, Series 2017-1A, Class A2(c)	6.20%	04/30/47	565,588	565,757
Theorem Funding Trust 2022-1, Series 2022-1A, Class B(c)	3.10%	02/15/28	3,530,020	3,514,841
Theorem Funding Trust 2022-3, Series 2022-3A, Class A(c)	7.60%	04/15/29	796,939	803,076
Towd Point HE Trust 2021- HE1, Series 2021-HE1, Class A1(b)(c)	0.92%	10/25/24	6,531,256	6,284,422
Unison Trust, Series 2023-2, Class A(c)	6.50%	11/25/53	16,199,430	15,131,947
Unlock HEA Trust, Series 2022-1, Class A(c)(d)	7.00%	07/25/29	7,968,902	7,863,700
Unlock HEA Trust, Series 2024-1, Class A(c)	7.00%	02/25/31	9,869,054	9,789,818
Upstart Securitization Trust, Series 2023-2, Class A(c)	6.77%	01/20/26	6,813,181	6,819,312
Veros Auto Receivables Trust, Series 2022-1, Class B(c)	4.39%	10/15/24	1,677,076	1,668,858
Veros Auto Receivables Trust, Series 2024-1, Class C(c)	7.57%	12/15/28	1,900,000	1,930,590
WAVE LLC, Series 2019-1, Class B(c)	4.58%	09/15/44	6,963,966	4,982,021
WAVE LLC, Series 2019-1, Class A(c)	3.60%	09/15/44	851,566	738,903
Willis Engine Structured Trust IV, Series 2018-A, Class B(c)(d)	5.44%	09/15/43	2,946,526	2,851,354
PRET LLC, Series 2024-NPL3, Class A1(c)(d)	7.52%	04/27/54	7,874,150	7,952,094
PRET LLC, Series 2024-NPL4, Class A1(c)(d)	7.00%	07/25/54	7,328,000	7,327,267
PRET LLC, Series 2024-RN2, Class A1(c)(d)	7.13%	06/25/27	4,988,028	5,020,582
RAMP, Series 2007-RS1, Class A4(b)	1M CME TERM SOFR + 0.67%	02/25/37	17,244,743	3,892,754
RMF Buyout Issuance Trust, Series 2021-HB1, Class M4(b)(c)	4.70%	11/25/31	3,250,000	2,815,475

TOTAL ASSET-BACKED SECURITIES
(Cost $550,173,989)				532,461,355

BANK LOANS (1.02%)
United States (1.02%)
Financials (0.06%)
UTEX-DEFEASED(e)	1M US L + 6.35%	12/31/49	1,607,386	1,595,330
Mortgage Securities (0.96%)
Copper Hill Sportsmans RT	4.25%	02/01/27	6,976,731	6,628,543
Tower Bellflower LLC	9.44%	02/01/26	19,050,000	19,038,570

TOTAL BANK LOANS
(Cost $27,007,541)				27,262,443

	Rate	Maturity Date	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (28.93%)
United States (28.93%)
BAMLL Commercial Mortgage Securities Trust, Series 2022-DKLX, Class E(b)(c)	1M CME TERM SOFR + 4.13%	01/15/39	$7,515,000	$7,502,976
BANK 2019-BNK17, Series 2019-BN17, Class E(c)	3.00%	04/15/29	1,849,000	1,393,221
BANK 2021-BNK31, Series 2021-BN31, Class E(b)(c)	2.50%	02/15/31	2,423,000	1,640,129
BANK 2021-BNK36, Series 2021-BN36, Class E(b)(c)	2.50%	10/15/31	2,250,000	1,474,425
BANK 2022-BNK41, Series 2022-BN41, Class D(c)	2.50%	04/15/32	1,500,000	1,021,350
BBCMS Mortgage Trust, Series 2018-TALL, Class C(b)(c)	1M CME TERM SOFR + 1.32%	03/15/37	3,312,000	2,982,456
BBCMS Mortgage Trust, Series 2018-TALL, Class E(b)(c)	1M US L + 2.44%	03/15/37	14,615,000	11,811,843
BBCMS Mortgage Trust, Series 2020-BID, Class A(b)(c)	1M CME TERM SOFR + 2.25%	10/15/25	10,345,000	10,321,206
BBCMS Mortgage Trust, Series 2022-C17, Class E(c)	2.50%	08/15/32	5,223,000	2,955,696
BBCMS Mortgage Trust, Series 2023-5C23, Class E(b)(c)	7.46%	11/15/28	4,079,000	3,776,338
BCP Trust, Series 2021-330N, Class B(b)(c)	1M CME TERM SOFR + 1.31%	06/15/38	4,200,000	3,830,820
BCP Trust, Series 2021-330N, Class C(b)(c)	1M CME TERM SOFR + 1.71%	06/15/38	4,089,000	3,330,082
BCP Trust, Series 2021-330N, Class D(b)(c)	1M CME TERM SOFR + 2.61%	06/15/38	2,389,270	1,856,463
BCP Trust, Series 2021-330N, Class E(b)(c)	1M US L + 3.64%	06/15/38	15,300,000	11,190,420
BCP Trust, Series 2021-330N, Class F(b)(c)	1M US L + 4.63%	06/15/38	8,500,000	6,067,300
BCRR , Series 2016-FRR3, Class E(b)(c)	18.46% - 30D US SOFR%	05/26/26	24,057,599	23,511,492
Benchmark Mortgage Trust, Series 2023-V3, Class XA(b)(f)	0.81%	03/15/28	76,583,873	2,167,324
BMD2 Re-Remic Trust, Series 2019-FRR1, Class 3AB(c)(g)	0.00%	05/25/52	6,000,000	4,563,516
BMO Mortgage Trust, Series 2023-5C1, Class C(b)	7.12%	08/15/28	1,000,000	1,016,600
BMO Mortgage Trust, Series 2023-5C1, Class XA(b)(f)	0.58%	07/15/28	134,068,454	2,748,403
BX Mortgage Trust, Series 2022-MVRK, Class G(b)(c)	1M US SOFR + 5.61%	03/15/27	13,304,720	12,888,282
BX Commercial Mortgage Trust, Series 2024-KING, Class E(b)(c)	1M CME TERM SOFR + 3.69%	05/15/26	1,350,000	1,351,485
BX Commercial Mortgage Trust, Series 2024-MF, Class D(b)(c)	1M CME TERM SOFR + 2.69%	02/15/26	10,100,000	10,019,200
BX Trust, Series 2018-GW, Class E(b)(c)	1M CME TERM SOFR + 2.27%	05/15/25	16,731,000	16,682,480
BX Trust, Series 2018-GW, Class F(b)(c)	1M CME TERM SOFR + 2.72%	05/15/25	5,000,000	4,985,500
BXSC Commercial Mortgage Trust, Series 2022-WSS, Class D(b)(c)	1M CME TERM SOFR + 3.19%	03/15/27	3,000,000	2,981,400
BXSC Commercial Mortgage Trust, Series 2022-WSS, Class E(b)(c)	1M CME TERM SOFR + 4.13%	03/15/27	30,005,000	29,785,963
BXSC Commercial Mortgage Trust, Series 2022-WSS, Class F(b)(c)	1M CME TERM SOFR + 5.33%	03/15/27	5,100,000	5,062,770
Cantor Commercial Real Estate Lending, Series 2019-CF1, Class 65D(b)(c)	4.66%	05/15/52	4,600,000	1,146,320
Cantor Commercial Real Estate Lending, Series 2019-CF2, Class SWD(c)	4.52%	09/15/29	4,988,052	4,277,753
Cascade Funding Mortgage Trust, Series 2021-FRR1, Class CK58(c)	0.00%	09/29/29	24,870,000	20,259,102
COLT Mortgage Loan Trust, Series 2020-3, Class A1(b)(c)	1.51%	04/27/65	4,562,095	4,331,440
Commercial Mortgage Lease-Backed Certificates Series-1, Series 2001-CMLB, Class J(b)(c)	6.25%	06/20/31	2,493,498	2,450,610
Countrywide Alternative Loan, Series 2007-17CB, Class A6	5.01%	08/25/37	6,563,608	2,854,768

	Rate	Maturity Date	Principal Amount	Value
Credit Suisse Commercial Mortgage Trust 2020-FACT E(b)(c)	10.59%	10/15/25	$1,745,000	$1,657,401
Credit Suisse Mortgage Capital Certificates, Series 2020-FACT, Class F(b)(c)	1M US L + 6.16%	10/15/25	11,340,000	10,576,818
Credit Suisse Mortgage Capital Certificates, Series 2010-6R, Class 2A7(c)	6.25%	05/26/48	2,836,417	2,058,011
CSMC, Series 2020-FACT, Class C(b)(c)	1M CME TERM SOFR + 2.96%	10/15/25	5,000,000	4,825,500
CSMC, Series 2022-LION, Class A(b)(c)	1M CME TERM SOFR + 3.44%	02/15/25	6,000,000	5,679,600
Extended Stay America Trust, Series 2021-ESH, Class F(b)(c)	1M CME TERM SOFR + 3.81%	07/15/26	32,495,038	32,397,553
Extended Stay America Trust, Series 2021-ESH, Class E(b)(c)	1M CME TERM SOFR + 2.96%	07/15/26	634,492	635,253
Freddie Mac Mscr Trust Mn6, Series 2023-MN6, Class B1(b)(c)	30D US SOFR + 9.25%	02/25/33	4,998,000	5,046,980
Freddie Mac Mscr Trust Mn7, Series 2023-MN7, Class M2(b)(c)	30D US SOFR + 5.70%	04/25/33	2,300,000	2,515,050
Freddie Mac Mscr Trust Mn8, Series 2024-MN8, Class M2(b)(c)	30D US SOFR + 4.25%	06/25/33	2,300,000	2,369,000
Freddie Mac Mscr Trust Mn8, Series 2024-MN8, Class M1(b)(c)	30D US SOFR + 2.85%	05/25/29	12,070,899	12,122,804
Freddie Mac Multifamily Structured Credit Risk, Series 2021-MN1, Class M2(b)(c)	30D US SOFR + 3.75%	01/25/51	2,000,000	2,039,800
Freddie Mac Multifamily Structured Pass Through Certificates, Series 2024-162, Class X3(b)	5.89%	01/25/34	8,700,000	3,485,220
Freddie Mac Multifamily Structured Pass Through Certificates, Series 2018-Q008, Class X(b)	1.42%	12/25/24	13,548,248	215,417
Freddie Mac Multifamily Structured Pass Through Certificates, Series 2022-151, Class X3(b)	4.38%	11/25/32	6,840,000	1,850,220
Freddie Mac Multifamily Structured Pass Through Certificates, Series 2023-153, Class X3(b)	4.68%	01/25/33	19,488,345	5,715,931
Freddie Mac Multifamily Structured Pass Through Certificates, Series 2023-154, Class X3(b)	5.10%	01/25/33	11,437,000	3,675,852
FREMF Mortgage Trust, Series 2016-KF24, Class B(b)(c)	30D US SOFR + 5.11%	10/25/26	3,061,041	3,031,349
FREMF Mortgage Trust, Series 2018-KF49, Class B(b)(c)	30D US SOFR + 2.01%	06/25/25	4,849,698	4,809,931
FREMF Mortgage Trust, Series 2018-KF49, Class C(b)(c)	30D US SOFR + 6.11%	06/25/25	20,662,824	20,404,538
FREMF Mortgage Trust, Series 2018-KF51, Class B(b)(c)	30D US SOFR + 1.96%	08/25/25	3,262,211	3,179,351
FRESB Mortgage Trust, Series 2019-SB66, Class X1(b)(f)	0.38%	07/25/29	29,853,499	941,651
FRESB Mortgage Trust, Series 2020-SB74, Class X1(b)(f)	1.09%	03/25/30	26,126,744	739,387
FRESB Mortgage Trust, Series 2020-SB79, Class X1(b)(f)	1.08%	07/25/40	15,074,428	527,605
FRESB Mortgage Trust, Series 2020-SB80, Class X1(b)(f)	1.16%	09/25/30	55,657,137	2,739,288
FRESBMortgage Trust, Series 2020-SB81, Class X1(b)(f)	1.03%	10/25/30	18,421,832	785,886
FRESB Mortgage Trust, Series 2021-SB82, Class X1(b)(f)	1.06%	10/25/40	44,337,496	1,293,458
FRESB Mortgage Trust, Series 2021-SB83, Class X1(b)(f)	0.87%	01/25/41	27,975,070	876,677
FRESB Mortgage Trust, Series 2021-SB84, Class X1(b)(f)	0.49%	01/25/31	26,710,935	634,978
FRESB Mortgage Trust, Series 2022-SB95, Class X1(b)(f)	0.00%	11/25/31	115,818,444	1,353,489
GAM RE-REMIC Trust, Series 2022-FRR3, Class EK41(c)(g)	0.10%	10/27/47	2,445,000	2,374,095

	Rate	Maturity Date	Principal Amount	Value
Government National Mortgage Association, Series 2018-16, Class IO(b)(f)	0.59%	03/16/59	$69,218,316	$2,568,000
Great Wolf Trust, Series 2024-WOLF, Class D(b)(c)	1M CME TERM SOFR + 2.89%	03/15/29	22,100,000	22,091,160
Great Wolf Trust, Series 2024-WOLF, Class E(b)(c)	8.96%	03/15/39	9,000,000	9,022,500
HILT COMMERCIAL MORTGAGE TRUST, Series 2024-ORL, Class D(b)(c)	1M CME TERM SOFR + 3.19%	05/15/26	2,000,000	1,993,600
HLTN Commercial Mortgage Trust, Series 2024-DPLO, Class D(b)(c)	1M CME TERM SOFR + 3.34%	06/15/26	12,000,000	11,947,200
Hudsons Bay Simon JV Trust, Series 2015-HB7, Class A7(c)	3.91%	08/05/34	9,915,774	9,901,892
Hudsons Bay Simon JV Trust 2015-HBS, Series 2015-HB7, Class B7(c)	4.67%	08/05/34	3,000,000	2,994,600
Hudsons Bay Simon JV Trust 2015-HBS, Series 2015-HB10, Class A10(c)	4.15%	08/05/25	2,764,207	2,656,127
Hudsons Bay Simon JV Trust 2015-HBS, Series 2015-HB10, Class B10(c)	4.91%	08/05/25	4,250,000	4,029,425
INTOWN Mortgage Trust, Series 2022-STAY, Class A(b)(c)	1M CME TERM SOFR + 2.49%	08/15/39	10,445,000	10,496,180
INTOWN Mortgage Trust, Series 2022-STAY, Class B(b)(c)	1M CME TERM SOFR + 3.29%	08/15/39	4,395,000	4,418,294
INTOWN Mortgage Trust, Series 2022-STAY, Class C(b)(c)	1M CME TERM SOFR + 3.69%	08/15/39	495,000	497,970
INTOWN Mortgage Trust, Series 2022-STAY, Class D(b)(c)	1M CME TERM SOFR + 4.13%	08/15/39	845,000	850,493
INTOWN Mortgage Trust, Series 2022-STAY, Class E(b)(c)	1M CME TERM SOFR + 5.03%	08/15/39	2,344,000	2,373,769
JP Morgan Chase Commercial Mortgage Securities Trust 2007-LDP12, Series 2007-LD12, Class AJ(b)	6.50%	02/15/51	4,220,892	4,168,131
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2008-C2, Class AM(b)	6.83%	02/12/51	3,611,588	2,000,458
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2022-NLP, Class A(b)(c)	1M CME TERM SOFR + 0.60%	04/15/27	3,606,377	3,449,860
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2022-NLP, Class B(b)(c)	1M CME TERM SOFR + 1.11%	04/15/27	22,454,430	21,410,299
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2022-NLP, Class G(b)(c)	1M US SOFR + 4.27%	04/15/27	7,400,199	5,978,621
JW Commercial Mortgage Trust, Series 2024-MRCO, Class D(b)(c)	1M CME TERM SOFR + 3.19%	06/15/26	10,000,000	9,971,000
LBA Trust, Series 2024-BOLT, Class D(b)(c)	1M CME TERM SOFR + 2.59%	06/15/26	8,200,000	8,186,880
MCR Mortgage Trust, Series 2024-TWA, Class E(c)	8.73%	06/12/27	20,000,000	20,168,000
Merchants Bank of Indiana Multifamily Housing Mortgage Loan Trust, Series 2024-Q025, Class B(b)	9.19%	12/25/30	16,232,000	16,152,463
MRCD 2019-MARK Mortgage Trust, Series 2019-PARK, Class G(c)	2.72%	12/15/24	8,944,000	5,081,763
MTK Mortgage Trust, Series 2021-GRNY, Class A(b)(c)	1M CME TERM SOFR + 1.86%	12/15/38	10,500,000	10,308,900
MTK Mortgage Trust, Series 2021-GRNY, Class B(b)(c)	1M CME TERM SOFR + 2.76%	12/15/38	22,648,900	22,026,055
MTK Mortgage Trust, Series 2021-GRNY, Class F(b)(c)	1M CME TERM SOFR + 5.91%	12/15/38	2,600,000	2,388,100
MTN Commercial Mortgage Trust, Series 2022-LPFL, Class F(b)(c)	1M US SOFR + 5.29%	03/15/27	10,000,000	9,496,000

	Rate	Maturity Date	Principal Amount	Value
Multifamily Connecticut Avenue Securities, Series 2019-01, Class M10(b)(c)	30D US SOFR + 3.36%	10/25/49	$1,825,865	$1,837,185
Multifamily Connecticut Avenue Securities, Series 2020-01, Class M10(b)(c)	30D US SOFR + 3.86%	03/25/50	13,581,742	13,712,127
Multifamily Connecticut Avenue Securities Trust, Series 2023-01, Class M10(b)(c)	30D US SOFR + 6.50%	02/25/32	5,000,000	5,586,000
Multifamily Connecticut Avenue Securities Trust, Series 2024-01, Class M10(b)(c)	30D US SOFR + 3.85%	07/25/54	1,400,000	1,412,180
NCMF Trust, Series 2022-MFP, Class G(b)(c)	1M CME TERM SOFR + 5.13%	03/15/27	12,600,000	12,229,560
PGA Trust, Series 2024-RSR2, Class B(b)(c)	1M CME TERM SOFR + 2.39%	06/15/26	4,910,000	4,904,108
PGA Trust, Series 2024-RSR2, Class D(b)(c)	1M CME TERM SOFR + 3.49%	06/15/26	5,000,000	4,993,500
PGA Trust, Series 2024-RSR2, Class E(b)(c)	1M CME TERM SOFR + 3.89%	06/15/26	2,000,000	1,997,400
SB Multifamily Repack Trust, Series 2020-FRR1, Class A(c)	5.60%	05/27/26	13,923,498	13,745,277
SFAVE Commercial Mortgage Securities Trust, Series 2015-5AVE, Class A1(b)(c)	3.87%	01/05/35	6,352,500	5,329,112
SFAVE Commercial Mortgage Securities Trust, Series 2015-5AVE, Class A2A(b)(c)	3.66%	01/05/35	3,195,000	2,635,236
SFAVE Commercial Mortgage Securities Trust, Series 2015-5AVE, Class A2B(b)(c)	4.14%	01/05/35	5,195,000	4,444,842
SFAVE Commercial Mortgage Securities Trust, Series 2015-5AVE, Class B(b)(c)	4.39%	01/05/35	4,991,000	4,044,207
SFAVE Commercial Mortgage Securities Trust, Series 2015-5AVE, Class C(b)(c)	4.39%	01/05/35	8,133,239	6,291,874
SMR Mortgage Trust, Series 2022-IND, Class B(b)(c)	1M CME TERM SOFR + 2.40%	02/15/39	4,638,624	4,530,080
SMR Mortgage Trust, Series 2022-IND, Class C(b)(c)	1M CME TERM SOFR + 2.95%	02/15/39	1,855,450	1,812,032
SMR Mortgage Trust, Series 2022-IND, Class D	9.28%	02/15/39	4,638,624	4,598,036
SMR Mortgage Trust, Series 2022-IND, Class E(b)(c)	1M CME TERM SOFR + 5.00%	02/15/39	10,483,290	10,275,721
SREIT Trust, Series 2021-MFP, Class G(b)(c)	1M CME TERM SOFR + 3.09%	11/15/26	19,615,689	19,325,377
THPT Mortgage Trust, Series 2023-THL, Class C(b)(c)	8.53%	12/10/26	4,844,448	4,963,137
THPT Mortgage Trust, Series 2023-THL, Class F(b)(c)	7.19%	12/10/26	7,638,000	7,198,051
Velocity Commercial Capital Loan Trust, Series 2019-2, Class M5(b)(c)	4.93%	03/25/27	255,873	225,124
Velocity Commercial Capital Loan Trust, Series 2019-1, Class M6(b)(c)	6.79%	10/29/29	1,285,588	1,008,926
Velocity Commercial Capital Loan Trust, Series 2021-1, Class M6(b)(c)	5.03%	03/25/31	1,820,180	1,124,852
Velocity Commercial Capital Loan Trust, Series 2021-3, Class M6(b)(c)	5.03%	11/25/31	646,382	467,134
Velocity Commercial Capital Loan Trust, Series 2022-1, Class M5(b)(c)	5.81%	06/25/32	3,672,265	2,611,013
Velocity Commercial Capital Loan Trust, Series 2022-1, Class M6(b)(c)	5.81%	08/25/33	2,165,803	1,428,466
Velocity Commercial Capital Loan Trust, Series 2022-2, Class M5(b)(c)	5.79%	04/25/52	3,371,185	2,444,783

	Rate	Maturity Date	Principal Amount	Value
VMC Finance LLC, Series 2021-HT1, Class B(b)(c)	1M CME TERM SOFR + 4.61%	01/18/37	$4,580,000	$4,580,000
Wachovia Bank Commercial Mortgage Trust, Series 2007-C34, Class H(b)	8.09%	05/15/46	563,771	560,726
WB Commercial Mortgage Trust, Series 2024-HQ, Class C(b)(c)	6.90%	03/15/40	8,500,000	8,635,150
Wells Fargo Commercial Mortgage Trust, Series 2019-JWDR, Class F(b)(c)	4.56%	09/15/26	6,000,000	5,712,600
Wells Fargo Commercial Mortgage Trust, Series 2024-1CHI, Class D(b)(c)	6.79%	07/15/27	6,500,000	6,469,450
Wells Fargo Commercial Mortgage Trust, Series 2024-SVEN, Class D(b)(c)	6.32%	06/10/29	7,902,000	7,807,966

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost $804,669,176)				770,366,198

CONVERTIBLE CORPORATE BONDS (1.03%)
United States (1.03%)
PennyMac Corp.	5.50%	11/01/24	5,000,000	4,992,500
PennyMac Corp.	5.50%	03/15/26	10,682,000	10,299,584
Redwood Trust, Inc.	7.75%	06/15/27	1,000,000	992,500
RWT Holdings, Inc.	5.75%	10/01/25	11,300,000	11,165,530

TOTAL CONVERTIBLE CORPORATE BONDS
(Cost $27,042,845)				27,450,114

CORPORATE BONDS (0.33%)
United States (0.33%)
GKN Subordinated CTL Pass-Through Trust/Auburn MI(b)(c)	0.00%	03/15/30	7,076,849	4,091,126
Rithm Capital Corp.(c)	6.25%	10/15/25	4,673,000	4,661,318

TOTAL CORPORATE BONDS
(Cost $9,312,522)				8,752,444

MORTGAGE BACKED SECURITY (0.48%)
United States (0.48%)
UNLOK, Series 2023-1 A	7.00%	10/25/38	2,774,163	2,752,070
UPST, Series 2021-2 C	3.61%	06/20/31	6,671,639	6,550,715
VERUS, Series 2024-3 M1	6.89%	04/25/69	3,444,000	3,518,125

TOTAL MORTGAGE BACKED SECURITY
(Cost $12,785,143)				12,820,910

RESIDENTIAL MORTGAGE-BACKED SECURITIES (30.94%)
United States (30.94%)
LHOME Mortgage Trust, Series 2023-RTL3, Class A1(c)(d)	8.00%	08/25/28	22,500,000	22,944,049
LHOME Mortgage Trust, Series 2023-RTL3, Class A2(c)(d)	9.00%	08/25/28	3,000,000	3,045,522
LHOME Mortgage Trust, Series 2024-RTL2, Class A1(c)(d)	7.13%	10/25/26	12,500,000	12,669,381
LHOME Mortgage Trust, Series 2024-RTL2, Class A2(c)(d)	8.90%	10/25/26	4,100,000	4,175,712
LHOME Mortgage Trust, Series 2024-RTL3, Class A1(c)(d)	6.90%	12/25/26	5,000,000	5,063,745
LHOME Mortgage Trust, Series 2024-RTL3, Class A2(c)(d)	8.37%	12/25/26	5,000,000	5,055,716
Starwood Mortgage Residential Trust, Series 2019-INV1, Class A3(b)(c)	2.92%	09/27/49	7,366,357	7,123,511
Starwood Mortgage Residential Trust, Series 2021-2, Class A2(b)(c)	1.17%	05/25/65	831,334	763,258
Starwood Mortgage Residential Trust, Series 2021-2, Class A3(b)(c)	1.43%	05/25/65	1,013,821	933,505

	Rate	Maturity Date	Principal Amount	Value
Velocity Commercial Capital Loan Trust, Series 2023-RTL1, Class A1(c)(d)	8.00%	01/25/26	$2,903,000	$2,922,259
Verus Securitization Trust, Series 2019-INV2, Class A2(b)(c)	4.12%	07/25/59	609,749	599,722
A&D Mortgage Trust, Series 2023-NQM2, Class A1(c)(d)	6.13%	04/25/27	2,039,682	2,042,060
A&D Mortgage Trust, Series 2023-NQM4, Class A2(c)(d)	7.83%	10/25/27	3,813,784	3,916,521
A&D Mortgage Trust, Series 2023-NQM4, Class A3(c)(d)	8.10%	10/25/27	914,576	942,677
A&D Mortgage Trust, Series 2024-NQM1, Class A1(c)(d)	6.20%	02/25/69	4,927,557	4,948,062
AlphaFlow Transitional Mortgage Trust, Series 2021-WL1, Class A2(c)(d)	5.61%	01/25/26	304,838	125,320
Alternative Loan Trust, Series 2006-14CB, Class A5(b)	1M CME TERM SOFR + 0.81%	06/25/36	2,189,960	987,332
Alternative Loan Trust, Series 2006-18CB, Class A1(b)	1M CME TERM SOFR + 0.58%	07/25/36	9,097,856	3,752,092
Alternative Loan Trust, Series 2006-18CB, Class A7(b)	1M CME TERM SOFR + 0.46%	07/25/36	24,084,107	9,732,450
Alternative Loan Trust, Series 2006-20CB, Class A4(b)	1M CME TERM SOFR + 0.46%	07/25/36	4,732,805	1,498,009
Alternative Loan Trust, Series 2006-24CB, Class A5(b)	1M CME TERM SOFR + 0.71%	08/25/36	5,178,615	2,269,736
Alternative Loan Trust, Series 2006-24CB, Class A19(b)	1M CME TERM SOFR + 0.61%	08/25/36	2,389,630	1,030,253
Alternative Loan Trust, Series 2006-2CB, Class A4(b)	1M CME TERM SOFR + 0.51%	03/25/36	3,664,020	1,276,595
Alternative Loan Trust, Series 2006-40T1, Class 1A3(b)	1M CME TERM SOFR + 0.66%	01/25/37	4,426,955	2,278,879
Alternative Loan Trust, Series 2006-41CB, Class 2A8(b)	1M CME TERM SOFR + 0.76%	01/25/37	3,143,904	1,302,643
Alternative Loan Trust, Series 2006-41CB, Class 2A7(b)	1M CME TERM SOFR + 0.71%	01/25/37	3,000,208	1,231,586
Alternative Loan Trust, Series 2006-42, Class 1A1(b)	1M CME TERM SOFR + 0.71%	01/25/47	6,372,299	2,903,720
Alternative Loan Trust, Series 2006-6CB, Class 2A13(b)	1M CME TERM SOFR + 0.51%	05/25/36	3,902,694	1,112,060
Alternative Loan Trust, Series 2007-2CB, Class 1A12(b)	1M CME TERM SOFR + 0.61%	03/25/37	1,583,311	682,351
Alternative Loan Trust, Series 2007-5CB, Class 1A19(b)	1M CME TERM SOFR + 0.56%	04/25/37	12,842,709	5,273,725
Alternative Loan Trust, Series 2007-5CB, Class 1A21(b)	1M CME TERM SOFR + 0.65%	04/25/37	2,057,359	858,090
AMSR, Series 2021-SFR3, Class G(c)	3.80%	10/17/26	7,000,000	6,330,874
Angel Oak Mortgage Trust, Series 2020-R1, Class A1(b)(c)	0.99%	12/25/24	1,947,677	1,809,533
Angel Oak Mortgage Trust I LLC, Series 2019-1, Class M1(b)(c)	4.50%	11/25/48	2,439,132	2,405,671
Banc of America Funding 2006 8T2 Trust, Series 2006-8T2, Class A6(d)	6.55%	10/25/36	1,564,042	1,317,299
Bear Stearns Asset Backed Securities I Trust, Series 2007-HE3, Class 1A3(b)	1M CME TERM SOFR + 0.36%	04/25/37	449,059	641,286
Bear Stearns Asset Backed Securities I Trust, Series 2007-HE3, Class 1A4(b)	1M CME TERM SOFR + 0.46%	04/25/37	511,945	519,209
Bear Stearns Mortgage Funding Trust, Series 2006-AR3, Class 1A2A(b)	1M CME TERM SOFR + 0.59%	10/25/36	320,060	359,912
Bear Stearns Mortgage Funding Trust, Series 2006-AR3, Class 1A2G(b)	1M CME TERM SOFR + 0.59%	10/25/36	2,558,246	2,876,783

	Rate	Maturity Date	Principal Amount	Value
Bear Stearns Mortgage Funding Trust, Series 2007-AR2, Class A2(b)	1M CME TERM SOFR + 0.51%	03/25/37	$5,911,290	$5,248,168
Bear Stearns Mortgage Funding Trust, Series 2007-AR4, Class G2AB(b)	1M CME TERM SOFR + 0.35%	04/25/37	5,358,942	4,950,164
Bear Stearns Mortgage Funding Trust, Series 2007-AR5, Class 1A2G(b)	1M CME TERM SOFR + 0.55%	06/25/37	795,192	689,858
Bear Stearns Mortgage Funding Trust, Series 2007-AR5, Class 2A2(b)	1M CME TERM SOFR + 0.34%	06/25/37	1,987,549	1,742,300
Boston Lending Trust, Series 2022-1, Class M2(b)(c)	2.75%	02/25/27	2,676,067	2,078,234
BRAVO Residential Funding Trust, Series 2021-NQM1, Class A1(b)(c)	0.94%	02/25/49	2,743,206	2,421,420
BRAVO Residential Funding Trust, Series 2021-NQM1, Class A3(b)(c)	1.33%	02/25/49	875,158	775,030
CHL Mortgage Pass-Through Trust, Series 2007-4, Class 1A51(b)	1M CME TERM SOFR + 0.71%	05/25/37	2,241,628	778,771
CHNGE Mortgage Trust, Series 2022-4, Class A1(c)(d)	6.00%	10/25/57	11,470,780	11,344,236
CHNGE Mortgage Trust, Series 2023-2, Class A1(c)(d)	6.53%	05/25/27	1,423,549	1,421,874
CHNGE Mortgage Trust, Series 2023-3, Class A1(c)(d)	7.10%	06/25/27	5,610,287	5,655,031
CHNGE Mortgage Trust, Series 2023-4, Class A1(c)(d)	7.57%	09/25/58	8,094,215	8,256,943
CitiMortgage Alternative Loan Trust, Series 2007-A2, Class 1A1(b)	1M CME TERM SOFR + 0.71%	02/25/37	1,266,457	1,058,082
COLTMortgage Pass-Through Certificates, Series 2021-1R, Class A3(b)(c)	1.42%	05/25/65	2,905,755	2,500,287
COLT Mortgage Loan Trust, Series 2023-3, Class A3(c)(d)	7.58%	09/25/68	2,032,675	2,084,518
COLT Mortgage Loan Trust, Series 2024-3, Class A3(c)(d)	6.80%	06/25/69	9,922,247	10,029,730
COLT Mortgage Loan Trust, Series 2024-3, Class A2(c)(d)	6.65%	06/25/69	4,961,123	5,014,978
Deephaven Residential Mortgage Trust, Series 2020-2, Class A3(c)	2.86%	05/25/65	4,148,949	4,068,612
Dominion Mortgage Trust, Series 2021-RTL1, Class A1(c)(d)	2.49%	02/25/25	30,000,000	29,541,069
Dominion Mortgage Trust, Series 2021-RTL1, Class M(c)(d)	5.73%	02/25/25	3,500,000	3,089,566
GCAT, Series 2021-NQM4, Class A1(b)(c)	1.09%	08/25/25	594,299	477,039
GS Mortgage-Backed Securities Trust, Series 2021-NQM1, Class B2(b)(c)	4.21%	07/25/61	1,000,000	744,641
HarborView Mortgage Loan Trust, Series 2006-4, Class 1A2A(b)	1M CME TERM SOFR + 0.49%	05/19/46	9,652,096	4,939,408
Home Partners of America, Series 2021-2, Class G(c)	4.51%	12/17/26	5,766,070	5,259,232
HTAP, Series 2024-1, Class A(b)(c)	7.00%	04/25/37	1,478,879	1,464,565
Imperial Fund Mortgage Trust, Series 2020-NQM1, Class A1(b)(c)	1.38%	10/25/55	5,429,082	4,937,097
Imperial Fund Mortgage Trust, Series 2023-NQM1, Class M1(b)(c)	8.16%	02/25/68	950,000	964,378
Lehman Mortgage Trust, Series 2005-2, Class 3A1(b)	1M CME TERM SOFR + 0.86%	12/25/35	3,753,670	1,801,466
Lehman Mortgage Trust, Series 2005-2, Class 2A1(b)	1M CME TERM SOFR + 0.79%	12/25/35	4,741,557	2,419,849
Lehman Mortgage Trust, Series 2006-9, Class 1A5(b)	1M CME TERM SOFR + 0.71%	01/25/37	1,660,817	898,679
Lehman Mortgage Trust, Series 2007-2, Class 2A1(b)	1M CME TERM SOFR + 0.42%	02/25/37	24,964,734	4,532,457
Lehman Mortgage Trust, Series 2007-3, Class 1A3(b)	1M CME TERM SOFR + 0.41%	03/25/37	11,151,780	2,641,652
Lehman Mortgage Trust, Series 2008-3, Class A1(b)	1M CME TERM SOFR + 0.48%	02/25/37	30,961,132	7,093,075
Lehman XS Trust, Series 2007-6, Class 3A32(b)	1M CME TERM SOFR + 0.61%	05/25/37	6,751,051	6,101,141
Lehman XS Trust, Series 2007-6, Class 3A31(d)	4.27%	05/25/37	3,182,900	2,873,473
LHOME Mortgage Trust, Series 2022-RTL2, Class M(c)(d)	8.00%	04/25/27	4,413,000	4,369,053

	Rate	Maturity Date	Principal Amount	Value
LHOME Mortgage Trust, Series 2022-RTL1, Class A1(c)	3.97%	02/25/27	$12,946,930	$12,863,759
LHOME Mortgage Trust, Series 2021-RTL3, Class M(c)(d)	6.19%	05/25/25	9,000,000	8,948,654
LHOME Mortgage Trust, Series 2022-RTL3, Class A1(c)(d)	8.15%	06/25/25	30,000,000	30,266,547
LHOME Mortgage Trust, Series 2023-RTL1, Class A1(c)(d)	7.87%	01/25/28	40,000,000	40,355,620
LHOME Mortgage Trust, Series 2023-RTL2, Class A1(c)(d)	8.00%	06/25/28	15,000,000	15,238,766
LHOME Mortgage Trust, Series 2023-RTL4, Class A1(c)(d)	7.63%	06/25/26	13,750,000	13,999,884
LHOME Mortgage Trust, Series 2024-RTL1, Class A2(c)(d)	9.17%	01/25/29	6,000,000	6,132,248
LHOME Mortgage Trust, Series 2024-RTL1, Class A1(c)(d)	7.02%	01/25/29	13,500,000	13,630,247
LHOME Mortgage Trust, Series 2024-RTL4, Class M1(b)(c)	7.79%	07/25/39	6,000,000	5,999,978
Merrill Lynch Alternative Note Asset Trust, Series 2007-AF1, Class 1A10(b)	1M CME TERM SOFR + 0.46%	05/25/37	16,144,221	2,518,032
MFA Trust, Series 2022-RTL1, Class A2(c)(d)	6.41%	04/26/27	13,000,000	12,964,331
MFA Trust, Series 2022-RTL1, Class A1(c)(d)	5.07%	04/26/27	16,314,490	16,273,632
MFA Trust, Series 2023-RTL1, Class A1(c)(d)	7.58%	08/25/27	7,500,000	7,511,438
MFA Trust, Series 2023-RTL2, Class A1(c)(d)	8.50%	04/25/26	27,486,000	28,072,296
Morgan Stanley Residential Mortgage Loan Trust, Series 2024-NQM2, Class A2(c)(d)	6.74%	05/25/28	6,427,503	6,550,669
Morgan Stanley Residential Mortgage Loan Trust, Series 2024-NQM2, Class A3(c)(d)	6.79%	05/25/28	11,519,053	11,734,848
NYMT Loan Trust, Series 2022-BPL1, Class A1(c)(d)	3.97%	11/25/27	7,926,081	7,896,038
NYMT Loan Trust, Series 2024-BPL1, Class A1(c)(d)	7.15%	07/25/26	5,000,000	5,038,308
NYMT Loan Trust, Series 2024-BPL1, Class A2(c)(d)	8.62%	07/25/26	7,860,000	7,917,292
NYMT Loan Trust, Series 2024-BPL2, Class A1(c)(d)	6.51%	05/25/39	4,000,000	4,044,663
NYMT Loan Trust, Series 2024-BPL2, Class A2(c)(d)	6.81%	05/25/39	2,750,000	2,791,538
NYMT Loan Trust, Series 2024-BPL2, Class M(c)	8.41%	05/25/39	7,500,000	7,598,526
OBX, Series 2024-NQM11, Class M1	6.36%	06/25/64	5,214,000	5,234,389
OBX, Series 2024-NQM11, Class A2	6.13%	06/25/64	5,500,000	5,514,497
OBX, Series 2024-NQM11, Class A3	6.23%	06/25/64	4,127,000	4,137,927
Progress Residential, Series 2021-SFR10, Class G(c)	4.86%	12/17/28	3,856,796	3,468,673
Progress Residential, Series 2022-SFR1, Class G(c)	5.52%	02/17/29	2,000,000	1,796,752
PRPM, Series 2023-NQM2, Class A2(c)(d)	7.00%	09/25/27	7,645,247	7,761,162
PRPM, Series 2023-NQM3, Class A3(c)(d)	6.98%	11/25/68	6,389,927	6,445,827
PRPM LLC, Series 2024-2, Class A1(c)(d)	7.03%	03/25/27	3,181,052	3,216,574
RALI, Series 2006-QS18, Class 2A1(b)	1M CME TERM SOFR + 0.56%	12/25/36	16,507,108	10,829,440
RALI, Series 2006-QS2, Class 1A10(b)	1M CME TERM SOFR + 0.61%	02/25/36	1,111,868	823,674
RALI, Series 2006-QS2, Class 1A14(b)	1M CME TERM SOFR + 0.81%	02/25/36	5,364,046	4,013,791
RALI, Series 2006-QS8, Class A4(b)	1M CME TERM SOFR + 0.56%	08/25/36	958,382	705,138
RALI, Series 2007-QO5, Class A(b)	12M US FED + 3.12%	08/25/47	9,462,102	1,631,949
RALI, Series 2007-QS7, Class 2A1	6.75%	06/25/37	28,516,797	12,099,922
RBSSP Resecuritization Trust, Series 2009-7, Class 5A3(b)(c)	1M CME TERM SOFR + 0.51%	06/26/37	3,284,775	2,327,027
Residential Asset Securitization Trust, Series 2006-R1, Class A2(b)	1M CME TERM SOFR + 0.51%	01/25/46	9,888,638	2,811,395
Residential Asset Securitization Trust, Series 2007-A1, Class A1	6.00%	03/25/37	3,526,331	1,132,714
Residential Mortgage Loan Trust, Series 2020-1, Class A3(b)(c)	2.68%	01/26/60	624,555	605,051
RMF Proprietary Issuance Trust, Series 2022-1, Class M2(b)(c)	3.00%	01/25/28	5,000,000	3,955,000
Roc Mortgage Trust, Series 2021-RTL1, Class A1(b)(c)	3.49%	08/25/26	11,505,238	11,403,742
Roc Mortgage Trust, Series 2021-RTL1, Class M(b)(c)	6.68%	08/25/26	6,745,000	6,346,742

	Rate	Maturity Date	Principal Amount	Value
Saluda Grade Alternative Mortgage Trust, Series 2024-RTL4, Class A1(c)(d)	7.50%	02/25/30	$24,750,000	$24,944,483
Saluda Grade Alternative Mortgage Trust, Series 2024-RTL5, Class A1(c)(d)	7.76%	04/25/30	30,500,000	30,924,124
Saluda Grade Alternative Mortgage Trust, Series 2024-RTL5, Class M(c)(d)	12.95%	04/25/30	2,500,000	2,581,194
Saluda Grade Alternative Mortgage Trust, Series 2024-RTL6, Class A1(c)(d)	7.44%	07/25/30	17,000,000	17,113,859
Saluda Grade Alternative Mortgage Trust, Series 2024-RTL6, Class A2(c)(d)	8.68%	07/25/30	12,250,000	12,375,676
SG Residential Mortgage Trust, Series 2019-3, Class A2(b)(c)	2.88%	09/25/59	290,897	286,530
SG Residential Mortgage Trust, Series 2019-3, Class A3(b)(c)	3.08%	09/25/59	818,594	806,368
Spruce Hill Mortgage Loan Trust, Series 2020-SH2, Class M1(b)(c)	4.33%	06/25/55	2,226,420	2,199,612
Structured Asset Mortgage Investments II Trust, Series 2007-AR1, Class 2A2(b)	1M CME TERM SOFR + 0.32%	01/25/37	1,483,000	1,508,923
Structured Asset Mortgage Investments II Trust, Series 2007-AR2, Class 1A2(b)	1M CME TERM SOFR + 0.49%	02/25/37	4,693,908	5,510,006
Toorak Mortgage Trust, Series 2022-1, Class A1(c)(d)	3.97%	03/25/29	3,957,840	3,910,623
Toorak Mortgage Trust, Series 2024-1, Class A2(c)(d)	9.60%	02/25/31	7,000,000	7,169,229
Toorak Mortgage Trust, Series 2024-1, Class M1(c)(d)	12.55%	02/25/31	6,000,000	6,103,896
Toorak Mortgage Trust, Series 2024-1, Class A1(c)(d)	7.33%	02/25/31	20,000,000	20,205,776
Toorak Mortgage Trust, Series 2024-RRTL1, Class A2(c)(d)	7.57%	03/25/26	6,000,000	6,117,410
Toorak Mortgage Trust, Series 2024-RRTL1, Class M1(b)(c)	9.16%	03/25/26	4,000,000	4,071,854
TVC Mortgage Trust, Series 2023-RTL1, Class A1(c)(d)	8.25%	11/25/27	12,000,000	12,094,021
Verus Securitization Trust, Series 2021-R1, Class A1(b)(c)	0.82%	10/25/63	1,699,292	1,597,216
Verus Securitization Trust, Series 2021-R1, Class A2(b)(c)	1.06%	10/25/63	1,261,264	1,184,669
Verus Securitization Trust, Series 2021-R1, Class A3(b)(c)	1.26%	10/25/63	3,020,362	2,837,187
Verus Securitization Trust, Series 2021-R3, Class B2(b)(c)	4.07%	04/25/64	3,000,000	2,428,259
Verus Securitization Trust, Series 2023-3, Class A2(c)(d)	6.44%	03/25/68	833,855	837,447
Verus Securitization Trust, Series 2023-6, Class A3(c)(d)	7.09%	09/25/68	2,271,363	2,305,465
Verus Securitization Trust, Series 2023-7, Class A3(c)(d)	7.42%	10/25/68	3,772,318	3,851,904
Verus Securitization Trust, Series 2023-8, Class A3(c)(d)	6.97%	12/25/68	2,284,775	2,318,313

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES
(Cost $846,421,612)				823,879,928

	7-Day
	Yield	Shares	Value
SHORT TERM INVESTMENTS - COMMON SHARES (17.49%)
First American Government Obligations Fund	5.23%	465,694,327	465,694,327

TOTAL SHORT TERM INVESTMENTS
(Cost $465,694,327)			465,694,327

TOTAL INVESTMENTS (100.93%)
(Cost $2,766,356,285)			$2,687,754,945

Liabilities in Excess of Other Assets (-0.93%)			(24,684,769)
NET ASSETS (100.00%)			$2,663,070,176

(a)	Perpetual maturity.

(b)	Floating or variable rate security. The Reference Rates are described below. Interest rate shown reflects the rate in effect at July 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may normally be sold to qualified institutional buyers in transactions exempt from registration. The total value of Rule 144A securities amounts to $1,919,258,092, which represents 72.07% of net assets as of July 31, 2024.
(d)	Step bond. Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect at July 31, 2024.
(e)	The Fund's interest in this loan are held through a wholly-owned LLC of the Fund.
(f)	Interest only securities.
(g)	Issued with a zero coupon. Income is recognized through the accretion of discount.

Investment Abbreviations:
LIBOR - London Interbank Offered Rate
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate
FED - Federal Funds Rate

Reference Rates:
1M US L - 1 Month LIBOR as of July 31, 2024 was 5.46%
3M US L - 3 Month LIBOR as of July 31, 2024 was 5.50%
1M CME Term SOFR - 1 Month CME SOFR as of July 31, 2024 was 5.34%
12M US FED - 12 Month US FED as of July 31, 2024 was 5.33%
1D US SOFR - 1 Day US SOFR as of July 31, 2024 was 5.38%
1M US SOFR - 1 Month US SOFR as of July 31, 2024 was 5.34%
30D US SOFR - 30 Day US SOFR as of July 31, 2024 was 5.35%

INTEREST RATE SWAP CONTRACTS (CENTRALLY CLEARED)

Pay/Receive Floating Rate*	Clearing House	Floating Rate	Expiration Date	Notional Amount**	Currency	Fixed Rate	Fair Value	Unrealized Appreciation
Receive	Goldman Sachs & Co. LLC	1D US SOFR	04/12/2034	30,000,000	USD	4.13%	$1,097,787	$1,097,787
Receive	Goldman Sachs & Co. LLC	1D US SOFR	01/22/2034	13,256,000	USD	3.74%	65,578	65,578
Receive	Goldman Sachs & Co. LLC	1D US SOFR	04/29/2034	50,000,000	USD	4.34%	2,692,133	2,692,133
Receive	Goldman Sachs & Co. LLC	1D US SOFR	04/07/2027	4,000,000	USD	2.46%	154,482	154,482
Receive	Goldman Sachs & Co. LLC	1D US SOFR	04/04/2034	50,000,000	USD	4.02%	1,365,801	1,365,801
Receive	Goldman Sachs & Co. LLC	1D US SOFR	04/05/2034	50,000,000	USD	3.99%	1,254,718	1,254,718
Receive	Goldman Sachs & Co. LLC	1D US SOFR	05/25/2026	20,000,000	USD	0.91%	1,247,418	1,247,418
Receive	Goldman Sachs & Co. LLC	1D US SOFR	03/19/2034	50,000,000	USD	3.92%	968,527	968,527
Receive	Goldman Sachs & Co. LLC	1D US SOFR	08/05/2026	50,000,000	USD	0.73%	3,541,943	3,541,943
Receive	Goldman Sachs & Co. LLC	1D US SOFR	07/07/2027	5,000,000	USD	2.54%	192,010	192,010
Receive	Goldman Sachs & Co. LLC	1D US SOFR	08/05/2024	2,000,000	USD	3.04%	668	668
Receive	Goldman Sachs & Co. LLC	1D US SOFR	08/05/2025	2,000,000	USD	2.82%	36,851	36,851
Receive	Goldman Sachs & Co. LLC	1D US SOFR	04/11/2025	2,800,000	USD	2.51%	46,915	46,915
Receive	Goldman Sachs & Co. LLC	1D US SOFR	03/21/2026	9,000,000	USD	1.99%	332,637	332,637
Receive	Goldman Sachs & Co. LLC	1D US SOFR	12/13/2034	26,664,000	USD	3.82%	309,816	309,816
Receive	Goldman Sachs & Co. LLC	1D US SOFR	04/19/2026	2,000,000	USD	2.50%	59,108	59,108
Receive	Goldman Sachs & Co. LLC	1D US SOFR	08/05/2024	2,000,000	USD	3.10%	651	651
Receive	Goldman Sachs & Co. LLC	1D US SOFR	08/05/2025	2,000,000	USD	2.87%	35,891	35,891
Receive	Goldman Sachs & Co. LLC	1D US SOFR	04/14/2025	3,000,000	USD	2.43%	52,328	52,328
Receive	Goldman Sachs & Co. LLC	1D US SOFR	05/13/2026	3,837,000	USD	2.69%	103,580	103,579
Receive	Goldman Sachs & Co. LLC	1D US SOFR	04/24/2034	50,000,000	USD	4.22%	$2,200,155	$2,200,155
							$15,758,996	$15,758,996

Pay	Goldman Sachs & Co. LLC	1D US SOFR	04/24/2033	35,542,920	USD	3.78%	$(1,000,334)	$(1,000,334)
Pay	Goldman Sachs & Co. LLC	1D US SOFR	04/03/2033	34,745,115	USD	3.39%	(929,180)	(929,180)
							$(1,929,514)	$(1,929,514)
							$13,829,482	$13,829,482

*	The swap contracts with the floating 1D US SOFR pay and receive amounts annually.
**	The notional amount of each interest rate swap contract is stated in the currency in which the derivative is denominated.

Axonic Strategic Income Fund
CONSOLIDATED NOTES TO STATEMENT OF INVESTMENTS (Unaudited)
July 31, 2024

1. ORGANIZATION

Axonic Strategic Income Fund (the “Fund”), is a non-diversified series of the Axonic Funds (the ”Trust”), which is registered under the Investment Company Act of 1940, as amended (“1940 Act”) as an open-end management investment company. The Trust was organized as a Delaware statutory trust on October 17, 2019 pursuant to a Declaration of Trust governed by the laws of the State of Delaware. Axonic Capital LLC (the “Adviser”) acts as the Fund’s investment adviser. The Adviser is a registered investment adviser and is responsible for making the investment decisions for the Fund’s portfolio. The Fund’s investment objective is to seek total return. The Fund’s portfolio will be deemed to be non-diversified under the 1940 Act, meaning it may invest a greater percentage of its assets in a single or limited number of issuers than a diversified fund. Under normal circumstances, the Fund will concentrate its investments (i.e., invest 25% or more of its total assets (measured at the time of purchase)) in Mortgage-Backed Securities (“MBS”) and other mortgage-related securities (such as CMOs), which the Fund treats as investments in a group of industries.

The Fund currently offers Class A and Class I shares. Class A shares commenced operations on July 17, 2020 and Class I commenced operations on December 31, 2019. Class A shares are offered subject to a maximum sales charge of 2.25%. Class I shares are offered at NAV and are not subject to sales charges. The Fund may offer additional classes of shares in the future.

On December 23, 2021, the Fund formed a wholly-owned subsidiary (the "Subsidiary"). To the extent permitted by the 1940 Act, the Fund may make investments through the Subsidiary, which is a pass-through entity.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is considered an investment company for financial reporting purposes under GAAP. The Fund follows the Investment Company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 “Financial Services – Investment Companies”. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Consolidation of Subsidiary – The consolidated financial statements include the financial position and the results of operations of the Fund and its Subsidiary. As of July 31, 2024, the total value of investments held by the Subsidiary is $1,595,330, or approximately 0.06% of the Fund’s net assets.

All intercompany accounts and transactions have been eliminated in these consolidated financial statements.

Securities Valuation – The Fund values its investments at fair value. The Fund’s Board of Trustees (the “Board”) has approved pricing policies and procedures and fair valuation policies and procedures pursuant to which the Fund will value its investments. The Adviser has appointed an independent Administrator of the Fund, pursuant to the administration agreement, under which the Administrator independently calculates the daily Net Asset Value per share (“NAV”) of the Fund. In doing so, the Administrator, on a daily basis, in compliance with the policies and procedures described above, independently values the investment positions within the Fund’s portfolio. The Administrator at its discretion may notify the Fund or the Board of any valuation conflicts and/or non-compliance with the policies and procedures. The Administrator and the Adviser will include in quarterly written reports to the Board confirmation that the policies and procedures provide fair and accurate prices. Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined. Investments in shares of funds, including money market funds that are not traded on an exchange are valued at the end of day NAV of such fund.

Structured credit and other similar debt securities including, but not limited to, asset-backed securities, collateralized debt obligations, collateralized loan obligations, collateralized mortgage obligations, mortgage-backed securities, commercial mortgage-backed security, and other securitized investments backed by certain debt or other receivables (collectively, “Structured Credit Securities”), are valued on the basis of valuations provided by independent pricing services and /or dealers in those instruments recommended by the Adviser and approved by the Board. Interest Rate Swaps are valued by an independent pricing service as approved by the Board. For centrally cleared swaps, the daily change in valuation and upfront payments, if any, are recorded as a receivable or payable for variation margin on the statement of assets and liabilities. In determining fair value, pricing services and dealers will generally use information with respect to transactions in the securities being valued, quotations from other dealers, market transactions in comparable securities, analyses and evaluations of various relationships between securities, and yield to maturity information. The Adviser will, based on its reasonable judgment, select the pricing service or dealer quotation that most accurately reflects the fair market value of the Structured Credit Security while taking into account the information utilized by the pricing service or dealer to formulate the quotation in addition to any other relevant factors.

When price quotations for certain securities are not readily available, or if the available quotations are not believed to be reflective of market value by the Adviser, those securities will be valued at “fair value” as determined in good faith by the Adviser’s Valuation Committee using the fair valuation policies and procedures adopted by, and under the supervision of, the Board. There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV.

The fair valuation policies and procedures may be used to value a substantial portion of the assets of the Fund. The Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and has not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Adviser determines that the quotation or price for a portfolio security provided by an independent pricing service and broker-dealer is inaccurate.

The “fair value” of securities may be difficult to determine and thus judgment plays a greater role in the valuation process. The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level and supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; and (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve and credit quality.

Fair Value Measurements – A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available. In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value.

Various inputs are used in determining the value of the Fund’s investments as of the reporting period end. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability at the measurement date; and

Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

An investment level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. To the extent practicable, the Adviser generally endeavors to maximize the use of observable inputs and minimize the use of unobservable inputs by requiring that the most observable inputs are to be used when available.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. The following is a summary of the inputs used in valuing the Fund’s investments as of July 31, 2024:

Investments in Securities at Value(a)	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$321,479	$–	$–	$321,479
Preferred Stocks	18,745,747	–	–	18,745,747
Asset-Backed Securities	–	532,461,355	–	532,461,355
Bank Loans	–	27,262,443	–	27,262,443
Commercial Mortgage-Backed Securities	–	770,366,198	–	770,366,198
Convertible Corporate Bonds	–	27,450,114	–	27,450,114
Corporate Bonds	–	8,752,444	–	8,752,444
Mortgage Backed Security	–	12,820,910	–	12,820,910
Residential Mortgage-Backed Securities	–	823,879,928	–	823,879,928
Short Term Investments	465,694,327	–	–	465,694,327
Total	$484,761,553	$2,202,993,392	$–	$2,687,754,945
Other Financial Instruments(b)
Assets:
Interest Rate Swap Contracts	$–	$15,758,996	$–	$15,758,996
Liabilities:
Interest Rate Swap Contracts	$–	$(1,929,514)	$–	$(1,929,514)
Total	$–	$13,829,482	$–	$13,829,482

(a)	For detailed descriptions of industries, see the accompanying Consolidated Schedule of Investments.
(b)	Other financial instruments are derivative instruments reflected in the Consolidated Schedule of Investments. The derivatives shown in this table are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value.

Securities Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Dividend income from REITs is recognized on the ex-dividend date. It is common for distributions from REITs to exceed taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from the Fund’ investment in REITs are reported to the Fund after the end of the calendar year; accordingly, the Fund estimates these amounts for accounting purposes until the characterization of REIT distributions is reported to the Fund after the end of the calendar year. Estimates are based on the most recent REIT distribution information available.

3. SWAPS

The Fund may transact in credit default swaps, total return swaps, interest rate swaps, equity swaps, currency swaps and other types of swaps. Such transactions are subject to market risk, liquidity risk, risk of default by the other party to the transaction, known as “counterparty risk,” regulatory risk and risk of imperfect correlation between the value of such instruments and the underlying assets and may involve commissions or other costs.

Swap agreements are primarily entered into by institutional investors and the value of such agreements may be extremely volatile. Certain swap agreements are traded OTC between two parties, while other more standardized swaps must be transacted through a futures commission merchant and centrally cleared or exchange-traded. While central clearing and exchange-trading are intended to reduce counterparty credit and liquidity risk, they do not make a swap transaction risk-free. The current regulatory environment regarding swap agreements is subject to change. The Adviser will continue to monitor these developments, particularly to the extent regulatory changes affect the Fund’s ability to enter into or close out swap agreements.

The swap market has matured in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid; however there is no guarantee that the swap market will continue to provide liquidity and may be subject to liquidity risk, which exists when a particular swap is difficult to purchase or sell. The absence of liquidity may also make it more difficult for the Fund to ascertain a market value for such instruments. The inability to close derivative positions also could have an adverse impact on the Fund’s ability to effectively hedge its portfolio. If the Adviser is incorrect in its forecasts of market values, interest rates or currency exchange rates, the investment performance of the Fund would be less favorable than it would have been if these investment techniques were not used. In a total return swap, the Fund pays the counterparty a floating short-term interest rate and receives in exchange the total return of underlying loans or debt securities. The Fund bears the risk of default on the underlying loans or debt securities, based on the notional amount of the swap and, therefore, incurs a form of leverage. The Fund would typically have to post collateral to cover this potential obligation.

The Fund will “cover” its swap positions by segregating an amount of cash and/or liquid securities as required by the 1940 Act and applicable SEC interpretations and guidance from time to time.